Property and Equipment - Schedule of Property amd Equipment (Details) (Integrated Medicine and Chiropractic Regeneration Center PSC) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total property and equipment		$ 3,587,981	$ 608,686
Less: accumulated depreciation		(142,191)	(65,895)
Total property and equipment, net		3,445,790	542,791
Computers [Member]
Total property and equipment		$ 17,869	9,539
Estimated Useful Life in Years		3 years
Office Equipment [Member]
Total property and equipment		$ 16,336
Estimated Useful Life in Years		5 years
Office furniture and fixtures [Member]
Total property and equipment		$ 34,887	2,431
Estimated Useful Life in Years		5 years
Vehicles [Member]
Total property and equipment		$ 2,250
Estimated Useful Life in Years		3 years
Leasehold Improvements [Member]
Total property and equipment		$ 1,186,730	254,515
Estimated Useful Life		Shorter of asset or lease term
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Total property and equipment	$ 1,583,973		1,579,353	1,848,416
Less: accumulated depreciation	(930,307)		(870,555)	(742,684)
Total property and equipment, net	653,666		708,798	1,105,732
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Computers [Member]
Total property and equipment	$ 23,015		$ 23,015	23,015
Estimated Useful Life in Years	3 years		3 years
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Machinery and Equipment [Member]
Total property and equipment	$ 797,608		$ 792,988	667,780
Estimated Useful Life in Years	5 years		5 years
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Office Equipment [Member]
Total property and equipment	$ 36,328		$ 36,328	18,067
Estimated Useful Life in Years	5 years		5 years
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Office furniture and fixtures [Member]
Total property and equipment	$ 56,448		$ 56,449	56,448
Estimated Useful Life in Years	5 years		5 years
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Rehab Equipment [Member]
Total property and equipment	$ 196,428		$ 196,427	103,089
Estimated Useful Life in Years	5 years		5 years
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Vehicles [Member]
Total property and equipment	$ 6,000		$ 6,000	6,000
Estimated Useful Life in Years	3 years		3 years
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Leasehold Improvements [Member]
Total property and equipment	$ 468,146		$ 468,146	105,707
Estimated Useful Life	Shorter of asset or lease term		Shorter of asset or lease term
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Land [Member]
Total property and equipment				172,379
Estimated Useful Life in Years			0 years
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Building [Member]
Total property and equipment				$ 695,931
Estimated Useful Life in Years			40 years